Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentrations

13.	Concentrations

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the three months ended September 30, 2017, the Company’s two largest customers, Ohio Department of Commerce (“ODC”) a direct client and Tiburon, Inc. (“Tiburon”) a Reseller accounted for approximately 19 % and 9%, of the Company’s total revenue for that period. For the three months ended September 30, 2016, the Company’s two largest customers, Tiburon and Franklin County Data Center (“FCDC”) a direct client accounted for approximately 13% and 11%, respectively, of the Company’s total revenue for that period. For the nine months ended September 30, 2017, the Company’s two largest customers, ODC and Tiburon accounted for approximately 10% and 9%, respectively, of the Company’s total revenues for that period. For the nine months ended September 30, 2016, the Company’s two largest customers, Tiburon and FCDC, accounted for approximately 10% and 9%, respectively, of the Company’s total revenues for that period.

For the three months ended September 30, 2017 and 2016, government contracts represented approximately 42% and 37% of the Company’s total revenues, respectively. A significant portion of the Company’s sales to Tiburon represent ultimate sales to government agencies. For the nine months ended September 30, 2017 and 2016 government contracts represented approximately 42% and 41%, respectively, of the Company’s total revenue.

As of September 30, 2017, accounts receivable concentrations from the Company’s four largest customers were 33%, 13%, 11%, and 11% of gross accounts receivable, respectively, and as of December 31, 2016, accounts receivable concentrations from the Company’s three largest customers were 20%, 19% and 16% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s four largest customers at September 30, 2017 have been partially collected.

13.	Concentrations

Revenues from the Company’s services to a limited number of customers have accounted for a substantial percentage of the Company’s total revenues. For the twelve months ended December 31, 2016, the Company’s two largest customers, Franklin County Data Center a direct end user and Tiburon, Inc. a reseller, accounted for approximately 11% and 10%, respectively, of the Company’s revenues for that period. For the twelve months ended December 31, 2015, the Company’s two largest customers, Tiburon, Inc., a reseller, and Washington State Patrol a direct end user, accounted for approximately 10% and 5%, respectively, of the Company’s revenues for that period.

For the twelve months ended December 31, 2016 and 2015, government contracts represented approximately 40% and 42% of the Company’s net revenues, respectively. A significant portion of the Company’s sales to Resellers represent ultimate sales to government agencies.

As of December 31, 2016, accounts receivable concentrations from the Company’s three largest customers were 20%, 19%, and 16% of gross accounts receivable, respectively, and as of December 31, 2015, accounts receivable concentrations from the Company’s three largest customers were 18%, 13% and 12% of gross accounts receivable, respectively. Accounts receivable balances from the Company’s three largest customers at December 31, 2016 has been partially collected.